GOODWILL AND OTHER INTANGIBLE ASSETS, INTERMEX HOLDINGS, INC., Changes in Goodwill (FY) (Details) - Intermex Holdings, Inc. and Subsidiaries [Member] - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Roll Forward]
Goodwill, beginning balance		$ 36,259,666
Acquisition of agent locations		0
Amortization expense		0
Goodwill, ending balance	$ 36,259,666	36,259,666
Predecessor Company [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	0	$ 0	$ 0	$ 0
Acquisition of agent locations			0
Amortization expense	0		0	0
Effect of exchange rate changes			0	0
Goodwill, ending balance	$ 0		$ 0	$ 0